Personnel Expenses - Disclosure of Details of Personnel Expenses (Parenthetical) (Detail) ₩ in Millions	12 Months Ended
Dec. 31, 2018 KRW (₩)
Personnel expenses [member]
Statement of comprehensive income [Line Items]
Expense related to the define contribution plan	₩ 857